Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term and long-term borrowings
Short-term and long-term borrowings are comprised of the following at December 31:

	2017		2016
	Amount	Weighted average rate(1)	Amount	Weighted average rate(1)
Short-term borrowings
Short-term bank borrowings	$171	12.6%	$79	9.1%
Current portion of long-term borrowings	639	2.1%	34	1.3%
Short-term borrowings from GE	1,124		121
Other short-term borrowings	103	7.6%	5	1.3%
Total short-term borrowings	2,037		239

Long-term borrowings
3.2% Senior Notes due August 2021 (2)	526	2.5%	—	—
2.773% Senior Notes due December 2022	1,244	2.9%	—	—
8.55% Debentures due June 2024 (2)	135	3.9%	—	—
3.337% Senior Notes due December 2027	1,342	3.4%	—	—
6.875% Notes due January 2029 (2)	308	3.9%	—	—
5.125% Notes due September 2040 (2)	1,311	4.1%	—	—
4.080% Senior Notes due December 2047	1,337	4.1%	—	—
Capital leases	87	7.0%	1	4.5%
Other long-term borrowings	22	1.9%	37	1.2%
Total long-term borrowings	6,312		38
Total borrowings	$8,349		$277

(1)	Weighted average effective interest rate is based on carrying value including step-up adjustment recorded upon the acquisition of Baker Hughes.

(2)	Represents long-term fixed rate debt obligations assumed in connection with the acquisition of Baker Hughes, net of amounts repurchased subsequent to the closing of the Transactions.

Schedule of Maturities of Long-term Debt
Maturities of debt for each of the five years in the period ended December 31, 2022, and in the aggregate thereafter, are listed in the table below:

	2018	2019	2020	2021	2022	Thereafter
Total debt	$2,037	$43	$13	$540	$1,255	$4,461